Trade and other receivables - Net (impairment losses) reversals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net (impairments) reversals of trade and other receivables
Net (impairments) reversals of trade and other receivables	€ (168)	€ (249)	€ 47
Trade and other receivables
Net (impairments) reversals of trade and other receivables
New provisions	(379)	(502)	(419)
Net credit losses	(57)	(98)	(81)
Reversals	268	351	547
Net (impairments) reversals of trade and other receivables	€ (168)	€ (249)	€ 47